UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08777

Credit Suisse High Yield Bond Fund

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

Eleven Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

Eleven Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: 10/31

Date of reporting period: July 1, 2009 - June 30, 2010

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08777

Reporting Period: 07/01/2009 - 06/30/2010

Credit Suisse High Yield Bond Fund

====================== Credit Suisse High Yield Bond Fund ======================

BROOKSTONE, INC.

Ticker:       OSIL           Security ID:  114535AB3

Meeting Date: AUG 7, 2009    Meeting Type: Written Consent

Record Date:  JUL 22, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     The Waiver                              For       Did Not Vote Management

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CIT GROUP INC.

Ticker:       CIT            Security ID:  125581801

Meeting Date: MAY 11, 2010   Meeting Type: Annual

Record Date:  MAR 15, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director: John A. Thain           For       For          Management

1.2   Elect Director: Michael J. Embler       For       For          Management

1.3   Elect Director William M. Freeman       For       Against      Management

1.4   Elect Director: Arthur B. Newman        For       Against      Management

1.5   Elect Director: Daniel A. Ninivaggi     For       For          Management

1.6   Elect Director: R. Brad Oates           For       For          Management

1.7   Elect Director: Marianne Miller Parrs   For       Against      Management

1.8   Elect Director: Gerald Rosenfeld        For       For          Management

1.9   Elect Director: John R. Ryan            For       Against      Management

1.10  Elect Director: Seymour Sternberg       For       Against      Management

1.11  Elect Director: Peter J. Tobin          For       Against      Management

1.12  Elect Director: Laura S. Unger          For       For          Management

2     Ratify Auditors                         For       For          Management

3     Advisory Vote to Ratify Named Executive For       Against      Management

      Officers' Compensation

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CONSTAR INTERNATIONAL, INC.

Ticker:       CNSTQ          Security ID:  21036U206

Meeting Date: NOV 5, 2009    Meeting Type: Annual

Record Date:  SEP 8, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Michael J. Balduino      For       For          Management

1.2   Elect Director Eric A. Balzer           For       For          Management

1.3   Elect Director Michael J. Hoffman       For       For          Management

1.4   Elect Director Lawrence V. Jackson      For       For          Management

1.5   Elect Director Ruth J. Mack             For       For          Management

1.6   Elect Director L. White Matthews, III   For       For          Management

1.7   Elect Director Jason L. Pratt           For       For          Management

2     Approve Omnibus Stock Plan              For       For          Management

3     Ratify Auditors                         For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Credit Suisse High Yield Bond Fund

By:	/s/ John G. Popp
John G. Popp
Chief Executive Officer

Date:	August 9, 2010